CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax	$ 67,395	$ 141,945	$ 64,213